TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Beginning balance	$ 5,659	$ 1,669
Additions for prior year tax positions	541	1,216
Decrease related to settlement with tax authorities	(1,831)
Additions for current year tax positions	991	2,774
Ending balance	$ 5,360	$ 5,659